Principles of Consolidation, Investments in Subsidiaries and Acquisition	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Principles of Consolidation, Investments in Subsidiaries and Acquisition
3.	Principles of Consolidation, Investments in Subsidiaries and Acquisition

a. Principles of Consolidation

In the preparation of the consolidated financial statements the investments of one company in another, balances of asset and liability accounts, revenues transactions, costs and expenses were eliminated, as well as the effects of transactions conducted between the companies. Non-controlling interests in subsidiaries are presented within consolidated equity and net income.

Consolidation of a subsidiary begins when the parent company obtains direct or indirect control over a company and ceases when the parent company loses control of a company. Income and expenses of a subsidiary acquired are included in the consolidated profit or loss statement and other comprehensive income from the date the parent company gains the control. Income and expenses of a subsidiary, in which the parent company loses control, are included in the consolidated profit or loss statement and other comprehensive income until the date the parent company loses control.

When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with the Company’s accounting policies.

b. Investments in Subsidiaries

The consolidated financial statements include the following direct and indirect subsidiaries:

			% interest in the share
			12/31/2018		12/31/2017		12/31/2016
			Control		Control		Control
	Location	Segment	Direct	Indirect	Direct	Indirect	Direct	Indirect
Ipiranga Produtos de Petróleo S.A.	Brazil	Ipiranga	100	—	100	—	100	—
am/pm Comestíveis Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Centro de Conveniências Millennium Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Icorban—Correspondente Bancário Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Ipiranga Trading Limited	Virgin Islands	Ipiranga	—	100	—	100	—	100
Tropical Transportes Ipiranga Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Ipiranga Imobiliária Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Ipiranga Logística Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Oil Trading Importadora e Exportadora Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Iconic Lubrificantes S.A. (see Note 3.c)	Brazil	Ipiranga	—	56	—	56	—	—
Ipiranga Lubrificantes S.A. (see Note 3.c)	Brazil	Ipiranga	—	—	—	100	—	100
Integra Frotas Ltda.	Brazil	Ipiranga	—	100	—	100	—	100
Companhia Ultragaz S.A.	Brazil	Ultragaz	—	99	—	99	—	99
Ultragaz Comercial Ltda.	Brazil	Ultragaz	—	100	—	100	—	100
Bahiana Distribuidora de Gás Ltda.	Brazil	Ultragaz	—	100	—	100	—	100
Utingás Armazenadora S.A.	Brazil	Ultragaz	—	57	—	57	—	57
LPG International Inc.	Cayman Islands	Ultragaz	—	100	—	100	—	100
Imaven Imóveis Ltda.	Brazil	Others	—	100	—	100	—	100
Imifarma Produtos Farmacêuticos e Cosméticos S.A.	Brazil	Extrafarma	—	100	—	100	—	100
Oxiteno S.A. Indústria e Comércio	Brazil	Oxiteno	100	—	100	—	100	—
Oxiteno Nordeste S.A. Indústria e Comércio	Brazil	Oxiteno	—	99	—	99	—	99
Oxiteno Argentina Sociedad de Responsabilidad Ltda.	Argentina	Oxiteno	—	100	—	100	—	100
Oleoquímica Indústria e Comércio de Produtos Químicos Ltda.	Brazil	Oxiteno	—	100	—	100	—	100
Oxiteno Uruguay S.A.	Uruguay	Oxiteno	—	100	—	100	—	100
Oxiteno México S.A. de C.V.	Mexico	Oxiteno	—	100	—	100	—	100
Oxiteno Servicios Corporativos S.A. de C.V.	Mexico	Oxiteno	—	100	—	100	—	100
Oxiteno Servicios Industriales S.A. de C.V.	Mexico	Oxiteno	—	100	—	100	—	100
Oxiteno USA LLC	United States	Oxiteno	—	100	—	100	—	100
Global Petroleum Products Trading Corp.	Virgin Islands	Oxiteno	—	100	—	100	—	100
Oxiteno Andina, C.A.	Venezuela	Oxiteno	—	100	—	100	—	100
Oxiteno Europe SPRL	Belgium	Oxiteno	—	100	—	100	—	100
Oxiteno Colombia S.A.S	Colombia	Oxiteno	—	100	—	100	—	100
Oxiteno Shanghai LTD.	China	Oxiteno	—	100	—	100	—	100
Empresa Carioca de Produtos Químicos S.A.	Brazil	Oxiteno	—	100	—	100	—	100
Ultracargo—Operações Logísticas e Participações Ltda.	Brazil	Ultracargo	100	—	100	—	100	—
Terminal Químico de Aratu S.A. – Tequimar	Brazil	Ultracargo	—	99	—	99	—	99
TEAS – Terminal Exportador de Álcool de Santos Ltda. (see Note 3.d)	Brazil	Ultracargo	—	100	—	—	—	—
Ultrapar International S.A.	Luxembourg	Others	100	—	100	—	100	—
SERMA—Ass. dos usuários equip. proc. de dados	Brazil	Others	—	100	—	100	—	100

The percentages in the table above are rounded.

c.	Association with Chevron Brasil Lubrificantes S.A.

On August 4, 2016, the Company through its subsidiary Ipiranga Produtos de Petróleo S.A. (“IPP”) entered into an association agreement with Chevron Latin America Marketing LLC and Chevron Amazonas LLC (“Chevron”) to create a new company in the lubricants market. The association is formed by Ipiranga and Chevron’s lubricants operations in Brazil. On February 2017, this transaction was approved without restrictions through an opinion issued by the General Superintendence (“SG”) of the Brazilian Antitrust Authority (“CADE”) and published in the Brazilian Federal Official Gazette. On December 1, 2017, the association was concluded, through the contribution of the subsidiary Ipiranga Lubrificantes S.A. (“IpiLubs”) to CBLSA and consequently IPP obtained direct control of CBLSA. IPP and Chevron hold 56% and 44%, respectively, of the CBLSA.

The Company measured the open balance, fair value of assets and liabilities, and, consequently, the goodwill of their transaction. The Company, supported by a third party company specialized in valuations, estimated the amount for the purchase price allocation and calculated the goodwill in the amount of R$ 69,807. The goodwill is based on the synergy between the lubricant operations of CBLSA and IpiLubs.

The amounts for the purchase price allocation were temporary on the date on which they were disclosed in the financial statements of December 31, 2017. In 2018, the Company calculated the definitive amounts and adjusted retrospectively to December 1, 2017 the purchase price allocation during the fourth quarter of 2018. The table below summarize the assets acquired and liabilities assumed as of the acquisition date (December 1, 2017):

Current assets	Temporary amount	Final amount	Adjustment	Current liabilities	Temporary amount	Final amount	Adjustment
Cash and cash equivalents (1)	73,316	73,316	—	Trade payables	33,453	33,453	—
Trade receivables	157,016	157,016	—	Salaries and related charges	18,251	18,251	—
Inventories	112,998	113,131	133	Taxes payable	20,089	20,089	—
Recoverable taxes	5,595	5,595	—	Other payables	28,743	28,743	—
Other receivables	15,497	15,497	—

	364,422	364,555	133		100,536	100,536	—
Non-current assets				Non-current liabilities
Related parties	7,077	7,077	—	Provision for tax, civil, and labor risks	202,352	202,352	—
Indemnity asset	202,352	202,352	—	Deferred income and social contribution taxes	3,300	48,418	45,118
Escrow deposits	4,095	4,095	—	Post-employment benefits	44,478	44,478	—

Other receivables	5,257	5,257	—		250,130	295,248	45,118
Property, plant, and equipment	172,526	175,823	3,298

Intangible assets	9,944	139,215	129,270

	401,251	533,819	132,568

Total assets acquired	765,673	898,374	132,701	Total liabilities assumed	350,666	395,784	45,118

Goodwill	123,673	69,807	(53,866)	Participation of non-controlling interests	182,603	221,139	38,536

Total assets acquired and goodwill	889,346	968,181	78,835	Consideration transferred	356,077	351,258	(4,819)

(1)	Includes the cash contribution from IPP.

During the process of identification of assets and liabilities, intangible assets, which were not recognized in the acquired entity’s books were also taken into account, as shown below:

	R$	Useful life	Amortization method
Commercial property rights	114,792	39 years	Straight line
Portfolio and customers’ relationship	14,478	30 years	Straight line

Total	129,270

The goodwill was calculated as below:

	Temporary amount	Final amount	Adjustment
Consideration transferred	356,077	351,258	4,819
Total assets acquired	(765,673)	(898,374)	(132,701)
Total liabilities assumed	350,666	395,784	45,118
Non-controlling interest	182,603	221,139	38,536

Goodwill (see Note 14.a)	123,673	69,807	53,866

For more information about the property, plant, and equipment and intangible assets acquired, see Notes 13 and 14, respectively and related to the provision for tax, civil and labor risks and indemnity assets, see Note 21.c.

The following summary presents the Company’s pro forma information for 2017, as if the acquisition had been completed at the beginning of the year. The pro forma information is only presented for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition actually been made at such date, nor is it necessarily indicative of future operating results:

2017
Net revenue from sales and services	80,007,676
Operating income	2,760,458
Net income for the year	1,507,074
Earnings per share basic – whole R$ (see Note 31)	1.3911
Earnings per share diluted – whole R$ (see Note 31)	1.3812

Earnings per share were adjusted retrospectively as disclosure in Note 35.

In order to simplify the corporate structure and the joining of companies with similar activities, IpiLubs was merged by CBLSA on November 1, 2018. In that same moment, the subsidiary changed its corporate name to Iconic Lubrificantes S.A. (“Iconic”).

d. TEAS – Terminal Exportador de Álcool de Santos Ltda. Acquisition

On January 30, 2018, the Company through its subsidiary Terminal Químico de Aratu S.A. – Tequimar (“Tequimar”) entered into a sale and purchase agreement for the acquisition of 100% of the quotas of TEAS Terminal Exportador de Álcool de Santos Ltda. (“TEAS”), owned by Raízen Energia S.A. and Raízen Araraquara Açúcar e Álcool Ltda., which were operated by the subsidiary Tequimar in the Port of Santos. The purchase price of the acquisition was R$103,373. On February 14, 2018, this transaction was approved without restrictions through an opinion issued by the SG of CADE. On March 2, 2018, CADE issued a certificate, attesting to the approval of the transaction. On March 29, 2018, the acquisition was concluded through the closing of the operation.

The Company measured the open balance, fair value of assets and liabilities, and, consequently, the goodwill of their transaction. During the process of identification of assets and liabilities, intangible assets to be recognized in the acquirer entity’s books were not identified. The Company, supported by a third party company specialized in valuations, estimated the amount for the purchase price allocation and calculated the goodwill in the amount of R$ 797.

The table below summarizes the assets acquired and liabilities assumed as of the acquisition date:

Current assets		Current liabilities
Cash and cash equivalents	3,662	Trade payables	14
Recoverable taxes	3,830	Contingent consideration	2,880

	7,492		2,894
Non-current assets		Non-current liabilities
Deferred income and social contribution taxes	1,054	Provision for tax, civil, and labor risks	141
Escrow deposits	72
Indemnity asset	141
Property, plant, and equipment	96,852

	98,119		141

Total assets acquired	105,611	Total liabilities assumed	3,035

Goodwill	797
Total assets acquired and goodwill	106,408	Consideration transferred	103,373

The goodwill is was calculated as below:

Consideration transferred	103,373
Total assets acquired	(105,611)
Total liabilities assumed	3,035

Goodwill (see Note 14.a)	797

For further details of property, plant, and equipment assets acquired, see Note 13.

The following summary presents the Company’s pro forma information for 2018, as if the acquisition had been completed at the beginning of the year. The pro forma information is only presented for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition actually been made at such date, nor is it necessarily indicative of future operating results:

2018
Net revenue from sales and services	90,697,983
Operating income	1,899,481
Net income for the year	1,132,468
Earnings per share basic – whole R$ (see Note 31)	1.0613
Earnings per share diluted – whole R$ (see Note 31)	1.0543

Earnings per share were adjusted retrospectively as disclosure in Note 35.

e. Unrealized Acquisition

On November 17, 2016, the subsidiary Companhia Ultragaz S.A. (“Cia Ultragaz”), entered into a sale and purchase agreement for the acquisition of 100% of the capital stock of Liquigás Distribuidora S.A (“Liquigás”) for the amount of R$ 2,665 million, subject to update by the Interbank Certificate of Deposit (“CDI”). On February 28, 2018, the Court of Appeals of CADE voted the transaction and, despite all the efforts endeavored by the applicants, decided to reject the transaction. Due to the non-closing of the transaction, on March 9, 2018, Cia. Ultragaz paid a contractual fine of R$ 286,160 in favor of Petróleo Brasileiro S.A. – Petrobras (“Petrobras”), see Note 29.